LEASES (Schedule of Right-of-use Assets) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2020 CNY (¥)
IfrsStatementLineItems [Line Items]
As of January 1,		¥ 3,560	¥ 1,142
Addition		157	4,081
Depreciation charge		(1,366)	(1,663)
As of December 31,	$ 370	2,351	3,560
As of December 31	370		3,560	¥ 1,142
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
As of January 1,		408
Addition			490
Depreciation charge		(163)	(82)
As of December 31,	39	245	408
As of December 31	39		408
Offices And Warehouse [Member]
IfrsStatementLineItems [Line Items]
As of January 1,		3,152	1,142
Addition		157	3,591
Depreciation charge		(1,203)	(1,581)
As of December 31,			3,152
As of December 31			3,152
Buildings [member]
IfrsStatementLineItems [Line Items]
As of January 1,		3,152
As of December 31,	331	¥ 2,106	3,152
As of December 31	$ 331		¥ 3,152